Income Taxes - Schedule of Deferred Tax Assets Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Balance of beginning of period	$ 1,828
Valuation Allowance Charged to costs and expenses	646
Valuation Allowance Charged to Other Accounts	143,194
Valuation Allowance Deductions	0
Ending balance	$ 145,668